S000001111 [Member] Investment Strategy - Money Market Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Money Market Portfolio invests in a broad range of U.S. dollar-denominated money market instruments, including U.S. Government obligations, repurchase agreements, U.S. and foreign bank and commercial obligations. Under normal market conditions, at least 25% and normally a substantial portion of the Portfolio’s total assets will be invested in obligations of issuers in the financial services industry, of domestic branches of U.S. banks and U.S. branches of foreign banks that are subject to the same regulations as U.S. banks. These investments include bank certificates of deposit and time deposits, bankers’ acceptances and commercial paper, and also includes repurchase agreements secured by such obligations.
In addition, the Portfolio may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Portfolio may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Portfolio invests in securities maturing in 397 days (with certain exceptions) and the Portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
The Money Market Portfolio intends to operate as an institutional prime money market fund pursuant to Rule 2a-7. Accordingly, although the Portfolio is a money market fund, the net asset value (“NAV”) of the Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities. In buying and selling securities for the Portfolio, the Investment Advisor will comply with all other requirements of Rule 2a-7.